Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method

	Three months ended
	March 31, 2025	March 31, 2024
Earnings/(loss) per common share
Net income/(loss)	$(42.5)	$81.2
Weighted average common shares outstanding	111,543,154	117,658,016
Earnings/(loss) per common share	$(0.38)	$0.69

Earnings/(loss) per diluted common share
Net income/(loss)	$(42.5)	$81.2
Weighted average common shares outstanding	111,543,154	117,658,016
Share-based compensation plans	—	690,368
Weighted average diluted common shares outstanding	111,543,154	118,348,384
Earnings/(loss) per diluted common share	$(0.38)	$0.69